Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability	$ 47,537	$ 5,354
Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability	7,400	728	$ 481
Fair Value, Recurring [Member] | Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability	40,137	4,626
Fair Value, Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability	40,137	4,626
Fair Value, Recurring [Member] | Level 1 [Member] | Private Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability
Fair Value, Recurring [Member] | Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability
Fair Value, Recurring [Member] | Level 2 [Member] | Public Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability
Fair Value, Recurring [Member] | Level 2 [Member] | Private Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability
Fair Value, Recurring [Member] | Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability	7,400	728
Fair Value, Recurring [Member] | Level 3 [Member] | Public Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability
Fair Value, Recurring [Member] | Level 3 [Member] | Private Warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total warrant liability	$ 7,400	$ 728